BORROWINGS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Opening balance	R$ 40,918,742	R$ 32,507,522
New debts	15,753,501	20,248,223
Repayment	(9,892,344)	(10,782,858)	R$ (17,639,178)
Payments of charges	(3,428,721)	(2,315,586)
Accrued charges (note 28)	3,664,313	2,595,011
Consolidation of companies		81,978
Others (1)	(2,156,416)	(1,415,548)
Closing balance	R$ 44,859,075	R$ 40,918,742	R$ 32,507,522